Annual Total Returns - Fidelity Flex® Real Estate Fund [BarChart] - 07.31 Fidelity Flex Real Estate Fund PRO-08 - Fidelity Flex® Real Estate Fund - Fidelity Flex Real Estate Fund-Default	Sep. 29, 2020
Bar Chart Table:
Annual Return 2018	(3.91%)
Annual Return 2019	26.19%